Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

June 26, 2008

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate for the Investor and Retail Classes of the Wells Fargo Equity Gateway Funds, Wells Fargo Income Funds, Wells Fargo Large Cap Stock Funds, Wells Fargo Municipal Income Funds, Wells Fargo Small and Mid Cap Stock Funds, and Wells Fargo Advantage Specialty Funds (the “Funds”). The Certificate reflects that the Prospectuses and related Statements of Additional Information describing the Investor and Retail Classes of the Wells Fargo Equity Gateway Funds, Wells Fargo Income Funds, Wells Fargo Large Cap Stock Funds, Wells Fargo Municipal Income Funds, Wells Fargo Small and Mid Cap Stock Funds, and Wells Fargo Advantage Specialty Funds of the Trust do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 20, 2008.

If you have any questions, please contact the undersigned at (415) 947-4805.

Sincerely,

/s/ Lawrence Hing

Lawrence Hing

Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Investor and Retail Classes of the Wells Fargo Equity Gateway Funds, Wells Fargo Income Funds, Wells Fargo Large Cap Stock Funds, Wells Fargo Municipal Income Funds, Wells Fargo Small and Mid Cap Stock Funds, and Wells Fargo Advantage Specialty Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 126to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 20, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 26th day of June, 2008.

Witness:
WELLS FARGO FUNDS TRUST

By: /s/Johanne F. Castro	By: /s/Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary